Stock Option Plans (Details 4) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Plans
Stock-based compensation expense	$ 5,640	$ 2,160	$ 2,972	$ 1,309	$ 319
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	17,357		9,385
Employee Stock Purchase Plan
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	574
Average Expected Recognition Period	4 months 20 days
Stock-based compensation from performance based restricted stock units
Stock Option Plans
Stock-based compensation expense	1,200
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	5,366		1,505
Average Expected Recognition Period	2 years 8 months 1 day
Options
Total unrecognized compensation cost related to unvested awards not yet recognized
Unrecognized Expense	$ 11,417		$ 7,880
Average Expected Recognition Period	2 years 8 months 8 days		2 years 11 months 5 days